Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income	$ 677	$ 1,632
Items not involving current cash flows	2,065	1,976
Profit loss after adjustment of non cash items	2,742	3,608
Changes in operating assets and liabilities	536	352
Cash provided from operating activities	3,278	3,960
INVESTMENT ACTIVITIES
Fixed asset additions	(1,145)	(1,441)
Increase in investments, other assets and intangible assets	(331)	(384)
Increase in private equity investments	(132)	(10)
Proceeds from dispositions	117	185
Business Combinations	91	(147)
Proceeds from sale of Lyft, Inc.		231
Proceeds on sale of business		1,132
Cash used for investing activities	(1,400)	(434)
FINANCING ACTIVITIES
Issues of debt	854	47
Decrease in short-term borrowings	(31)	(1,124)
Repayments of debt	(140)	(149)
Issue of Common Share on exercise of stock options	81	44
Tax withholdings on vesting of equity awards	(13)	(9)
Repurchase of Common Shares	(203)	(1,289)
Contributions to subsidiaries by non-controlling interests	18	4
Dividends paid to non-controlling interests	(18)	(22)
Dividends paid	(467)	(449)
Cash provided from (used for) financing activities	81	(2,947)
Effect of exchange rate changes on cash, cash equivalents and restricted cash equivalents	23	11
Net increase in cash, cash equivalents and restricted cash equivalents during the year	1,982	590
Cash, cash equivalents and restricted cash equivalents beginning of year	1,392	802
Cash, cash equivalents and restricted cash equivalents, end of year	$ 3,374	$ 1,392